PROFIT BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PROFIT BEFORE INCOME TAX
Purchase of inventories in relation to trading activities		¥ 98,282,714	¥ 79,682,085	¥ 60,318,158
Raw materials and consumables used, and changes in work-in-progress and finished goods		34,374,412	27,243,423	29,647,657
Power and utilities		17,187,133	12,980,854	15,835,191
Depreciation and amortization		7,121,132	6,987,353	7,388,539
Employee benefit expenses		6,897,530	5,894,726	6,110,608
Repairs and maintenance		1,716,693	1,354,394	1,797,254
Transportation expenses		1,742,699	1,495,018	1,152,027
Logistic cost		1,894,061	796,231
Taxes other than income tax expense		890,467	695,984	567,157
Rental expenses for land use rights and buildings		497,356	511,189	664,917
Packaging expenses		266,745	235,929	272,558
Research and development expenses	$ 76,017	494,590	168,862	168,870
Auditors' remuneration expense		31,460	26,006	23,666
Auditors' remuneration for audit and non audit services		¥ 23,100	¥ 23,700	¥ 23,300